Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000102309 | U.S. Treasury Bonds912810RH3
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000102309 | U.S. Treasury Bonds912810UC0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102309 | U.S. Treasury Notes91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102309 | Sonic Capital LLC83546DAG3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102309 | Broadcom, Inc.11135FAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102309 | Bank of America Corp.06051GJW0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000102309 | Fannie Mae REMIC3136BPQ79
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102309 | SBA Tower Trust78403DAP5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102309 | The University of Oklahoma Revenue9147608D8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102309 | HI-FI Music IP Issuer LP428357AA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102309 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000102309 | A-
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000102309 | A+
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000102309 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000102309 | A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102309 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.56%
C000102309 | AA+
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000102309 | NR
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000102309 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	33.44%
C000102309 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000102309 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000102309 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000102309 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102309 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000102309 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000102309 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000102309 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000102309 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024293 | U.S. Treasury Bonds912810RH3
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000024293 | U.S. Treasury Bonds912810UC0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024293 | U.S. Treasury Notes91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024293 | Sonic Capital LLC83546DAG3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024293 | Broadcom, Inc.11135FAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024293 | Bank of America Corp.06051GJW0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000024293 | Fannie Mae REMIC3136BPQ79
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024293 | SBA Tower Trust78403DAP5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024293 | The University of Oklahoma Revenue9147608D8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024293 | HI-FI Music IP Issuer LP428357AA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000024293 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000024293 | A-
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000024293 | A+
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000024293 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000024293 | A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024293 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.56%
C000024293 | AA+
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000024293 | NR
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000024293 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	33.44%
C000024293 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000024293 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000024293 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000024293 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024293 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000024293 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000024293 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024293 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024293 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024292 | U.S. Treasury Bonds912810RH3
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000024292 | U.S. Treasury Bonds912810UC0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024292 | U.S. Treasury Notes91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024292 | Sonic Capital LLC83546DAG3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024292 | Broadcom, Inc.11135FAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024292 | Bank of America Corp.06051GJW0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000024292 | Fannie Mae REMIC3136BPQ79
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024292 | SBA Tower Trust78403DAP5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024292 | The University of Oklahoma Revenue9147608D8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024292 | HI-FI Music IP Issuer LP428357AA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000024292 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000024292 | A-
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000024292 | A+
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000024292 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000024292 | A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024292 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.56%
C000024292 | AA+
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000024292 | NR
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000024292 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	33.44%
C000024292 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000024292 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000024292 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000024292 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024292 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000024292 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000024292 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024292 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024292 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000041650 | Federal Home Loan Banks3130B5AZ1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ERDL2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ERC82
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ERB42
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ERAD3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ERLV1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000041650 | Federal Home Loan Banks3130B55E4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041650 | Federal Home Loan Banks3130B4HW4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041650 | Federal Home Loan Banks3130B4J28
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ERM81
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041650 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.43%
C000041650 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	86.80%
C000041650 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000041650 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000041650 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000041650 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000041649 | Federal Home Loan Banks3130B5AZ1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ERDL2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ERC82
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ERB42
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ERAD3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ERLV1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000041649 | Federal Home Loan Banks3130B55E4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041649 | Federal Home Loan Banks3130B4HW4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041649 | Federal Home Loan Banks3130B4J28
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ERM81
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041649 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.43%
C000041649 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	86.80%
C000041649 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000041649 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000041649 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000041649 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000073542 | Federal Home Loan Banks3130B5AZ1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ERDL2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ERC82
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ERB42
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ERAD3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ERLV1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073542 | Federal Home Loan Banks3130B55E4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073542 | Federal Home Loan Banks3130B4HW4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073542 | Federal Home Loan Banks3130B4J28
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ERM81
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073542 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.43%
C000073542 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	86.80%
C000073542 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000073542 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000073542 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000073542 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000041652 | Federal Home Loan Banks3130B5AZ1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ERDL2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ERC82
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ERB42
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ERAD3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ERLV1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000041652 | Federal Home Loan Banks3130B55E4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041652 | Federal Home Loan Banks3130B4HW4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041652 | Federal Home Loan Banks3130B4J28
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ERM81
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041652 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.43%
C000041652 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	86.80%
C000041652 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000041652 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000041652 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000041652 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000223873 | Apple, Inc.037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223873 | Microsoft Corp.594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000223873 | Emerson Electric Co.291011104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223873 | Amazon.com, Inc.023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223873 | Morgan Stanley617446448
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223873 | BlackRock, Inc.09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223873 | Broadcom, Inc.11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223873 | AbbVie, Inc.00287Y109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223873 | NVIDIA Corp.67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223873 | Alphabet, Inc.02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223873 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000223873 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223873 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223873 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223873 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000223873 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000223873 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000223873 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000223873 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000223873 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000223873 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223873 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223873 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000223873 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223874 | Apple, Inc.037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223874 | Microsoft Corp.594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000223874 | Emerson Electric Co.291011104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223874 | Amazon.com, Inc.023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223874 | Morgan Stanley617446448
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223874 | BlackRock, Inc.09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223874 | Broadcom, Inc.11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223874 | AbbVie, Inc.00287Y109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223874 | NVIDIA Corp.67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223874 | Alphabet, Inc.02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223874 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000223874 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223874 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223874 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223874 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000223874 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000223874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000223874 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000223874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000223874 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000223874 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223874 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223874 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000223874 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223872 | Apple, Inc.037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223872 | Microsoft Corp.594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000223872 | Emerson Electric Co.291011104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223872 | Amazon.com, Inc.023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223872 | Morgan Stanley617446448
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223872 | BlackRock, Inc.09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223872 | Broadcom, Inc.11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223872 | AbbVie, Inc.00287Y109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223872 | NVIDIA Corp.67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223872 | Alphabet, Inc.02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223872 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000223872 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223872 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223872 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223872 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000223872 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000223872 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000223872 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000223872 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000223872 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000223872 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223872 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223872 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000223872 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000102307 | Southtrust Bank8447HEAA4
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102307 | Flexential Issuer33938MAA7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102307 | The Western Union Co.959802AZ2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102307 | Goodgreen Trust38217TAA3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102307 | Truist Financial Corp.89832QAD1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102307 | The Charles Schwab Corp.808513BK0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102307 | New Economy Assets - Phase 1 Sponsor LLC643821AB7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102307 | U.S. Treasury Notes91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102307 | Jack in the Box Funding LLC466365AD5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102307 | Sonic Capital LLC83546DAN8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102307 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000102307 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000102307 | A
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000102307 | BBB
Holdings [Line Items]
Percent of Net Asset Value	12.15%
C000102307 | AA+
Holdings [Line Items]
Percent of Net Asset Value	13.13%
C000102307 | NR
Holdings [Line Items]
Percent of Net Asset Value	33.34%
C000102307 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	16.71%
C000102307 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000102307 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000102307 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000102307 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000102307 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000102307 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000102307 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102307 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000102307 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000102307 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024286 | Southtrust Bank8447HEAA4
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024286 | Flexential Issuer33938MAA7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024286 | The Western Union Co.959802AZ2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024286 | Goodgreen Trust38217TAA3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024286 | Truist Financial Corp.89832QAD1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024286 | The Charles Schwab Corp.808513BK0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024286 | New Economy Assets - Phase 1 Sponsor LLC643821AB7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024286 | U.S. Treasury Notes91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024286 | Jack in the Box Funding LLC466365AD5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024286 | Sonic Capital LLC83546DAN8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024286 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000024286 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000024286 | A
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000024286 | BBB
Holdings [Line Items]
Percent of Net Asset Value	12.15%
C000024286 | AA+
Holdings [Line Items]
Percent of Net Asset Value	13.13%
C000024286 | NR
Holdings [Line Items]
Percent of Net Asset Value	33.34%
C000024286 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	16.71%
C000024286 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000024286 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000024286 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000024286 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000024286 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024286 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000024286 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024286 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024286 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024286 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024285 | Southtrust Bank8447HEAA4
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024285 | Flexential Issuer33938MAA7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024285 | The Western Union Co.959802AZ2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024285 | Goodgreen Trust38217TAA3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024285 | Truist Financial Corp.89832QAD1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024285 | The Charles Schwab Corp.808513BK0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024285 | New Economy Assets - Phase 1 Sponsor LLC643821AB7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024285 | U.S. Treasury Notes91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024285 | Jack in the Box Funding LLC466365AD5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024285 | Sonic Capital LLC83546DAN8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024285 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000024285 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000024285 | A
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000024285 | BBB
Holdings [Line Items]
Percent of Net Asset Value	12.15%
C000024285 | AA+
Holdings [Line Items]
Percent of Net Asset Value	13.13%
C000024285 | NR
Holdings [Line Items]
Percent of Net Asset Value	33.34%
C000024285 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	16.71%
C000024285 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000024285 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000024285 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000024285 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000024285 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024285 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000024285 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024285 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024285 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024285 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000196700 | U.S. Treasury Notes91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000196700 | U.S. Treasury Notes91282CCB5
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000196700 | U.S. Treasury Notes91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000196700 | Fannie Mae31418E7A2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196700 | U.S. Treasury Notes91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196700 | U.S. Treasury Bonds912810SA7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196700 | U.S. Treasury Notes91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196700 | U.S. Treasury Bonds912810TB4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196700 | Fannie Mae31418ET59
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196700 | U.S. Treasury Bonds912810FT0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000196700 | A-
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000196700 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000196700 | AA+
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000196700 | NR
Holdings [Line Items]
Percent of Net Asset Value	10.06%
C000196700 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	62.28%
C000196700 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000196700 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000196700 | BB+
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000196700 | B+
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000196700 | B
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000196700 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000196700 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000196700 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196700 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000196700 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000196700 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000196700 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000196700 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000196700 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196700 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000196701 | U.S. Treasury Notes91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000196701 | U.S. Treasury Notes91282CCB5
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000196701 | U.S. Treasury Notes91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000196701 | Fannie Mae31418E7A2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196701 | U.S. Treasury Notes91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196701 | U.S. Treasury Bonds912810SA7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196701 | U.S. Treasury Notes91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196701 | U.S. Treasury Bonds912810TB4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196701 | Fannie Mae31418ET59
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196701 | U.S. Treasury Bonds912810FT0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000196701 | A-
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000196701 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000196701 | AA+
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000196701 | NR
Holdings [Line Items]
Percent of Net Asset Value	10.06%
C000196701 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	62.28%
C000196701 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000196701 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000196701 | BB+
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000196701 | B+
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000196701 | B
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000196701 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000196701 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000196701 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196701 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000196701 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000196701 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000196701 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000196701 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000196701 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196701 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000196702 | U.S. Treasury Notes91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000196702 | U.S. Treasury Notes91282CCB5
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000196702 | U.S. Treasury Notes91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000196702 | Fannie Mae31418E7A2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196702 | U.S. Treasury Notes91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196702 | U.S. Treasury Bonds912810SA7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196702 | U.S. Treasury Notes91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196702 | U.S. Treasury Bonds912810TB4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196702 | Fannie Mae31418ET59
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196702 | U.S. Treasury Bonds912810FT0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000196702 | A-
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000196702 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000196702 | AA+
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000196702 | NR
Holdings [Line Items]
Percent of Net Asset Value	10.06%
C000196702 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	62.28%
C000196702 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000196702 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000196702 | BB+
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000196702 | B+
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000196702 | B
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000196702 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000196702 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000196702 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196702 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000196702 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000196702 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000196702 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000196702 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000196702 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196702 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000041646 | U.S. Treasury Notes912828ZL7
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000041646 | U.S. Treasury Bills912797LW5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000041646 | U.S. Treasury Notes912828P46
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000041646 | U.S. Treasury Notes91282CAT8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000041646 | U.S. Treasury Notes91282CAJ0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000041646 | U.S. Treasury Bills912797NB9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000041646 | U.S. Treasury Bills912797PH4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000041646 | U.S. Treasury Bills912797NQ6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041646 | U.S. Treasury Notes912828M56
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000041646 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.67%
C000041646 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	92.68%
C000041646 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000041646 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000041646 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000041645 | U.S. Treasury Notes912828ZL7
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000041645 | U.S. Treasury Bills912797LW5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000041645 | U.S. Treasury Notes912828P46
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000041645 | U.S. Treasury Notes91282CAT8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000041645 | U.S. Treasury Notes91282CAJ0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000041645 | U.S. Treasury Bills912797NB9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000041645 | U.S. Treasury Bills912797PH4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000041645 | U.S. Treasury Bills912797NQ6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041645 | U.S. Treasury Notes912828M56
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000041645 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.67%
C000041645 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	92.68%
C000041645 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000041645 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000041645 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000041648 | U.S. Treasury Notes912828ZL7
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000041648 | U.S. Treasury Bills912797LW5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000041648 | U.S. Treasury Notes912828P46
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000041648 | U.S. Treasury Notes91282CAT8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000041648 | U.S. Treasury Notes91282CAJ0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000041648 | U.S. Treasury Bills912797NB9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000041648 | U.S. Treasury Bills912797PH4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000041648 | U.S. Treasury Bills912797NQ6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041648 | U.S. Treasury Notes912828M56
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000041648 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.67%
C000041648 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	92.68%
C000041648 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000041648 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000041648 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000196703 | Metropolitan Washington Airports Authority Aviation Revenue592646M91
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000196703 | City of Springfield OH, GO851103TS0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000196703 | Waxahachie Independent School District, GO944097A87
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000196703 | County of Vilas WI, GO926860EV5
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196703 | City of Fairview Park OH, GO305837KM7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196703 | PMA Levy & Aid Anticipation Notes Program Revenue730146DH7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196703 | Sonterra Municipal Utility District, GO83569BQB3
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196703 | Mississippi Business Finance Corp. Revenue60528AAU8
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196703 | District of Columbia Revenue25483VAE4
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196703 | City of Colorado Springs CO Utilities System Revenue196632LH4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196703 | AA+
Holdings [Line Items]
Percent of Net Asset Value	6.68%
C000196703 | NR
Holdings [Line Items]
Percent of Net Asset Value	48.97%
C000196703 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	12.99%
C000196703 | A-1
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000196703 | AA
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000196703 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	14.14%
C000196703 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000196703 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	103.10%
C000196704 | Metropolitan Washington Airports Authority Aviation Revenue592646M91
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000196704 | City of Springfield OH, GO851103TS0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000196704 | Waxahachie Independent School District, GO944097A87
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000196704 | County of Vilas WI, GO926860EV5
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196704 | City of Fairview Park OH, GO305837KM7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196704 | PMA Levy & Aid Anticipation Notes Program Revenue730146DH7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196704 | Sonterra Municipal Utility District, GO83569BQB3
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196704 | Mississippi Business Finance Corp. Revenue60528AAU8
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196704 | District of Columbia Revenue25483VAE4
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196704 | City of Colorado Springs CO Utilities System Revenue196632LH4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196704 | AA+
Holdings [Line Items]
Percent of Net Asset Value	6.68%
C000196704 | NR
Holdings [Line Items]
Percent of Net Asset Value	48.97%
C000196704 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	12.99%
C000196704 | A-1
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000196704 | AA
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000196704 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	14.14%
C000196704 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000196704 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	103.10%
C000196705 | Metropolitan Washington Airports Authority Aviation Revenue592646M91
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000196705 | City of Springfield OH, GO851103TS0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000196705 | Waxahachie Independent School District, GO944097A87
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000196705 | County of Vilas WI, GO926860EV5
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196705 | City of Fairview Park OH, GO305837KM7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196705 | PMA Levy & Aid Anticipation Notes Program Revenue730146DH7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196705 | Sonterra Municipal Utility District, GO83569BQB3
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196705 | Mississippi Business Finance Corp. Revenue60528AAU8
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196705 | District of Columbia Revenue25483VAE4
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196705 | City of Colorado Springs CO Utilities System Revenue196632LH4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196705 | AA+
Holdings [Line Items]
Percent of Net Asset Value	6.68%
C000196705 | NR
Holdings [Line Items]
Percent of Net Asset Value	48.97%
C000196705 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	12.99%
C000196705 | A-1
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000196705 | AA
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000196705 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	14.14%
C000196705 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000196705 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	103.10%
C000136573 | GE Vernova, Inc.36828A101
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000136573 | Hess Corp.42809H107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136573 | EQT Corp.26884L109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136573 | Cheniere Energy, Inc.16411R208
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136573 | Cameco Corp.13321L108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136573 | Antero Resources Corp.03674X106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136573 | Diamondback Energy, Inc.25278X109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136573 | Energy Transfer, LP29273V100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136573 | Baker Hughes Co.05722G100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136573 | The Williams Cos., Inc.969457100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136573 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136573 | Energy
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000136573 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000136573 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136573 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.50%
C000136573 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136573 | France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136573 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136573 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136573 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000136573 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136573 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136573 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000136573 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136574 | GE Vernova, Inc.36828A101
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000136574 | Hess Corp.42809H107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136574 | EQT Corp.26884L109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136574 | Cheniere Energy, Inc.16411R208
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136574 | Cameco Corp.13321L108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136574 | Antero Resources Corp.03674X106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136574 | Diamondback Energy, Inc.25278X109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136574 | Energy Transfer, LP29273V100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136574 | Baker Hughes Co.05722G100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136574 | The Williams Cos., Inc.969457100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136574 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136574 | Energy
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000136574 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000136574 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136574 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.50%
C000136574 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136574 | France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136574 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136574 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136574 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000136574 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136574 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136574 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000136574 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136571 | GE Vernova, Inc.36828A101
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000136571 | Hess Corp.42809H107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136571 | EQT Corp.26884L109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136571 | Cheniere Energy, Inc.16411R208
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136571 | Cameco Corp.13321L108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136571 | Antero Resources Corp.03674X106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136571 | Diamondback Energy, Inc.25278X109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136571 | Energy Transfer, LP29273V100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136571 | Baker Hughes Co.05722G100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136571 | The Williams Cos., Inc.969457100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136571 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136571 | Energy
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000136571 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000136571 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136571 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.50%
C000136571 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136571 | France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136571 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136571 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136571 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000136571 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136571 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136571 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000136571 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136572 | GE Vernova, Inc.36828A101
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000136572 | Hess Corp.42809H107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136572 | EQT Corp.26884L109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136572 | Cheniere Energy, Inc.16411R208
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136572 | Cameco Corp.13321L108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136572 | Antero Resources Corp.03674X106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136572 | Diamondback Energy, Inc.25278X109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136572 | Energy Transfer, LP29273V100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136572 | Baker Hughes Co.05722G100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136572 | The Williams Cos., Inc.969457100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136572 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136572 | Energy
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000136572 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000136572 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136572 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.50%
C000136572 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136572 | France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136572 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136572 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136572 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000136572 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136572 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136572 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000136572 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%